Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Operating activities:
Loss before income taxes	$ (42,640)	$ (28,996)
Non-cash adjustment to reconcile loss before tax to net cash used in operating activities:
Amortization and impairment of property, plant and equipment	2,845	2,900
Amortization and impairment of intangible assets	4,314	3,310
Share-based payment expense	1,813	1,279
Decrease in provisions	(55)	68
Interest expense, net	10,831	6,483
Change in fair value of convertible debt embedded derivative	13,240	0
Convertible debt amendment	(1,399)	0
Foreign exchange loss (gain)	1,200	(1,059)
Loss on disposal of property, plant and equipment	0	(32)
Bad debt expense	63	635
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables	(7,670)	2,031
Decrease in inventories	863	839
Decrease (Increase) in research tax credit receivable	716	1,376
Increase (Decrease) in trade payables and other liabilities	5,762	466
Decrease in contract liabilities	(7,564)	(631)
Increase (Decrease) in government grant advances	12	245
Income tax paid	(269)	(247)
Net cash flow used in operating activities	(17,938)	(11,333)
Investing activities:
Purchase of intangible assets and property, plant and equipment	(5,073)	(2,888)
Capitalized development expenditures	(4,776)	(3,537)
Sale (Purchase) of financial assets	(62)	32
Increase of short-term deposit	(14,900)	0
Interest received	21	5
Financing activities:	(24,790)	(6,388)
Financing activities:
Proceeds from issue of warrants, exercise of stock options/warrants	32	0
Public equity offering proceeds, net of transaction costs paid	27,496	0
Proceeds from issuing of warrants to a strategic partner, net of transaction costs paid	0	8,269
Proceeds from (repayment of) interest-bearing receivables financing	10,381	(2,300)
Proceeds from governments loans, net of transaction costs	5,392	0
Proceeds from interest-bearing research project financing	405	1,126
Proceeds from convertible debt, net of transaction costs	2,050	7,970
Payment of lease liabilities	(894)	(1,048)
Repayment of interest-bearing research project financing	(177)	0
Repayment of government loans	(118)	(335)
Repayment of venture debt	(3,775)	0
Interest paid	(1,777)	(1,788)
Net cash flows from financing activities	39,015	11,894
Net increase (decrease) in cash and cash equivalents	(3,713)	(5,827)
Net foreign exchange difference	0	(8)
Cash and cash equivalents at January 1	14,098	12,086
Cash and cash equivalents at period end	$ 10,385	$ 6,251